Debt Instruments (2013 Convertible Bridge Notes and Other Notes Payable) (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Jan. 16, 2014	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Stated interest rate		5.00%
Conversion price (in dollars per share)		$ 1.00
Fair value of convertible notes			$ 5,062
Other Notes Payable [Member]
Debt Instrument [Line Items]
Stated interest rate		7.00%
Principal outstanding		200
Minimum monthly payments		4
Convertible Debt [Member] | 2013 Bridge Notes [Member]
Debt Instrument [Line Items]
Principal amount			5,000
Stated interest rate			10.00%
Maturity date			Jul. 15, 2014
Shares issued upon conversion of debt	5,000,000
Conversion price (in dollars per share)	$ 1.00
Additional warrant received (as a percent)	50.00%
Number of shares issued	2,500,000
Warrant term		3 years
Fair value of convertible notes		0	5,062
Accrued interest		$ 0	$ 62